Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Cash	$ 131,407	$ 62,285
Cash equivalents	562,800	223,793
Total	$ 694,207	$ 286,078	$ 244,484	$ 224,273